Securities - Summary of Securities on the Financial Liabilities Classified at Fair Value Through Profit or Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	May 06, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 276,497,370	R$ 257,965,004
Debentures issued	0	1,251,256
XP Investimentos Non-Convertible Debentures | Debentures [Member]
Disclosure of financial liabilities [line items]
Debentures issued			R$ 500,018
Interest rate			5.00%
Gross carrying amount [member] | Securities Loaned [Domain]
Disclosure of financial liabilities [line items]
Financial liabilities	20,388,644	14,830,405
Gross carrying amount [member] | Debentures [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	650,975	623,619
At fair value [member] | Securities Loaned [Domain]
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	20,388,644	14,830,405
At fair value [member] | Debentures [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	R$ 654,815	R$ 422,971